Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 266,301,538	$ 277,836,130
Land [member]
IfrsStatementLineItems [Line Items]
Total	$ 266,301,538	$ 277,836,130